International Financing Programs	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
International Financing Programs
28.	INTERNATIONAL FINANCING PROGRAMS

Banco Supervielle S.A. keeps active the following agreements: 1) A Foreign Trade Credit Facility Program with Inter-American Development Bank (IDB), whose line amounts to USD 20,000,000 (USD 20 million) and 2) A Global Financial Exchange Program with the International Finance Corporation (IFC), whose line amounts to USD 30,000,000 (thirty million US dollars).

On the other hand, the Bank implemented a two-tranche loan with BID totaling USD 133,500,000 (US dollars one hundred thirty-three million five hundred thousand). The disbursed were as follows: tranche A for USD 40,000,000 (USD 40 million) in December 2017 (USD 35 million for a 3-year term and USD 5 million for a 5-year term) and tranche B, for USD 93,500,000 (US dollars ninety-three million five hundred thousand) in June 2018 for a period of two and a half years.

It should be noted that this agreement is subject to compliance with certain financial covenants, certain obligations to do and not to do, as well as certain information requirements.

As of the date of these financial statements, the entity is in compliance with the aforementioned obligations.